Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation [Abstract]
Basis of Presentation	Section 1 - Basis of Presentation
These consolidated financial statements include Genmab A/S (parent company) and subsidiaries over which the parent company has control.
The Genmab consolidated Group is referenced herein as “Genmab” or the “Company.”
This section describes Genmab’s general accounting policies including Management’s judgements and estimates under IFRS Accounting Standards as issued by the International Accounting Standards Board
(IASB) and endorsed by the EU (IFRS Accounting Standards). The specific accounting policies are described in each note in conjunction with supplementary disclosures of the specific item with the aim to provide a more understandable description of each accounting area.
(In all accompanying tables, amounts of dollars are expressed in millions, except per share amounts, unless otherwise noted).
1.1 - Nature of the Business and Accounting Policies
Genmab A/S is a publicly traded, international biotechnology company that was founded in 1999 and specializes in the creation and development of differentiated antibody therapeutics for the treatment of cancer and other diseases. Genmab has seven approved products commercialized by third parties, two approved products that are jointly commercialized with a collaboration partner, a broad clinical and preclinical product pipeline and proprietary next-generation antibody technologies.
The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS
Accounting Standards as endorsed by the EU and further disclosure requirements for listed companies in
Denmark. The consolidated financial statements were approved by the Board of Directors and authorized for issue on February 17, 2026. Except as outlined in Note 1.2, the consolidated financial statements have been prepared using the same accounting policies as 2024.
Please refer to the overview below to see in which note/section the detailed accounting policy is included.

Section 2 - Result for the Year
2.1 - Revenue
2.2 - Information about Geographical Areas
2.3 - Staff Costs
2.4 - Corporate and Deferred Tax
2.5 - Profit Per Share

Section 3 - Operating Assets and Liabilities
3.1 - Other Intangible Assets and Goodwill
3.2 - Property and Equipment
3.3 - Leases
3.4 - Other Investments
3.5 - Inventories
3.6 - Receivables
3.7 - Contract Liabilities
3.8 - Other Payables

Section 4 - Capital Structure, Financial Risk and Related Items
4.3 - Financial Assets and Liabilities
4.4 - Marketable Securities
4.5 - Financial Income and Expenses
4.6 - Share-Based Instruments
4.8 - Borrowings

Section 5 - Other Disclosures
5.5 - Acquisitions
Materiality
Genmab’s Annual Report is based on the concept of materiality and the Company focuses on information that is considered material and relevant to the users of the consolidated financial statements. The consolidated financial statements consist of a large number of transactions. These transactions are aggregated into classes according to their nature or function and presented in classes of similar items in the consolidated financial statements as required by IFRS and the Danish Financial Statements Act. If items are individually immaterial, they are aggregated with other items of similar nature in the consolidated financial statements or in the notes.
Genmab provides these specific required disclosures unless the information is considered immaterial to the economic decision-making of the readers of the consolidated financial statements or not applicable.
Consolidated Financial Statements
The consolidated financial statements include Genmab A/S and subsidiaries over which the parent company has control. The parent controls a subsidiary when the parent is exposed to, or has rights to, variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power to direct the activities of the subsidiary. Genmab A/S (parent company) holds investments either directly or indirectly in the following subsidiaries:

Name	Domicile	Ownership and votes 2025	Ownership and votes 2024
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding II B.V.	Utrecht, the Netherlands	100%	N/A²
Genmab US, Inc.	Delaware, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%
Genmab Germany GmbH	Munich, Germany	100%	N/A²
Genmab UK Ltd	London, United Kingdom	100%	N/A²
Genmab France SAS	Paris, France	100%	N/A²
Genmab Finance LLC.	Delaware, USA	100%	N/A²
ProfoundBio Inc.	Delaware, USA	100%	100%
ProfoundBio US Co.	Delaware, USA	100%	100%
ProfoundBio Limited	Hong Kong, China	100%	100%
Genmab (Suzhou) Co., Ltd.	Suzhou, China	100%	100%
Genmab (Beijing) Co., Ltd.	Beijing, China	100%	100%
Merus B.V.	Utrecht, the Netherlands	100%	N/A¹
Merus US Inc.	Massachusetts, USA	100%	N/A¹
1.These subsidiaries were added as a result of the acquisition of Merus during the fourth quarter of 2025.
2.These subsidiaries were created during 2025.
Genmab’s consolidated financial statements have been prepared on the basis of the financial statements of the parent company and subsidiaries – prepared under Genmab’s accounting policies – by combining similar accounting items on a line-by-line basis. On consolidation, intercompany income and expenses, intercompany receivables and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.
The recorded value of the equity interests in the consolidated subsidiaries is eliminated with the proportionate share of the subsidiaries’ equity. Subsidiaries are consolidated from the date when control is transferred to the Group.
Items included in the financial statements of Genmab's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency).The income statements for subsidiaries with a different functional currency than Genmab’s presentation currency are translated into
Genmab’s presentation currency at average exchange rates, and the balance sheets are translated at the exchange rate in effect at the balance sheet date.
Exchange rate differences arising from the translation of foreign subsidiaries shareholders’ equity at the beginning of the year and exchange rate differences arising as a result of foreign subsidiaries’ income statements being translated at average exchange rates are recorded in translation reserves in shareholders’ equity.
Functional and Presentation Currency Change
Management has determined it is appropriate to change both the functional currency of the Genmab A/S legal entity and the presentation currency of the consolidated financial statements from DKK to
USD effective January 1, 2025. The change in functional currency was triggered by the expansion of commercialization of EPKINLY and was made to reflect that USD has become the predominant currency of the Genmab A/S legal entity. The change has been implemented with prospective effect. The change in presentation currency is applied retrospectively and was made to better reflect the Company’s financial position. Comparative figures for prior periods have been restated accordingly.
The consolidated statements of comprehensive income and the consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the consolidated balance sheets, all assets and liabilities have been translated using the period-end exchange rates, and all resulting exchange differences have been recognized in other comprehensive income for the relevant year and accumulated in translation reserves in equity.
Shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.
The DKK/USD exchange rates used to reflect the change in presentation currency were as follows:

	2020	2021	2022	2023
Average rate	0.1530	NA	0.1415	0.1451
Closing rate	N/A	0.1524	0.1434	0.1483

	Q1 2024	Q2 2024	Q3 2024	Q4 2024	2024
Average rate	0.1456	0.1443	0.1472	0.1433	0.1452
Closing rate	0.1450	0.1435	0.1502	0.1400	0.1400
The change in presentation currency resulted in the following impact on the December 31, 2024 consolidated balance sheet:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Total assets	45,811	(39,397)	6,414
Total liabilities	9,114	(7,837)	1,277
Total shareholders' equity	36,697	(31,560)	5,137
The change in presentation currency resulted in the following impact on the January 1, 2024 consolidated balance sheets:

	Previously reported in DKK		Reported in USD
	January 1, 2024	Presentation currency change	January 1, 2024
Total assets	35,289	(30,057)	5,232
Total liabilities	3,679	(3,134)	545
Total shareholders' equity	31,610	(26,923)	4,687
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2024 consolidated statement of comprehensive income:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Net profit	7,844	(6,711)	1,133
Comprehensive income	8,274	(7,365)	909
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2023 consolidated statement of comprehensive income:

	Previously reported in DKK		Reported in USD
	December 31, 2023	Presentation currency change	December 31, 2023
Net profit	4,352	(3,721)	631
Comprehensive income	4,314	(3,544)	770
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2024 consolidated statement of cash flows:

	Previously reported in DKK		Reported in USD
Cash provided by (used in):	December 31, 2024	Presentation currency change	December 31, 2024
Operating activities	7,771	(6,645)	1,126
Investing activities	(9,907)	8,460	(1,447)
Financing activities	(3,919)	3,353	(566)
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2023 consolidated statement of cash flows:

	Previously reported in DKK		Reported in USD
Cash provided by (used in):	December 31, 2023	Presentation currency change	December 31, 2023
Operating activities	7,380	(6,309)	1,071
Investing activities	(1,282)	1,097	(185)
Financing activities	(606)	517	(89)
The change in presentation currency resulted in the following impact on the 12 months ended
December 31, 2024 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Earnings per share - basic	122.21	(104.55)	17.66
Earnings per share - diluted	121.36	(103.83)	17.53
The change in presentation currency resulted in the following impact on the 12 months ended December
31, 2023 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	December 31, 2023	Presentation currency change	December 31, 2023
Earnings per share - basic	66.64	(56.97)	9.67
Earnings per share - diluted	66.02	(56.44)	9.58
Foreign Currency
Transactions in foreign currencies are translated at the exchange rates in effect at the date of the transaction.
Except for foreign currency differences related to tax balances, exchange rate gains and losses arising between the transaction date and the settlement date are recognized in the Consolidated Statements of Comprehensive Income as financial income or expense.
Unsettled monetary assets and liabilities in foreign currencies are translated at the exchange rates in effect at the balance sheet date. Exchange rate gains and losses arising between the transaction date and the balance sheet date are recognized in the Consolidated Statements of Comprehensive Income as financial income or expense.
Classification of Costs and Operating Expenses in the Income Statement
Cost of Product Sales
Cost of product sales includes direct and indirect costs relating to the manufacturing of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Inventory amounts written down as a result of excess or obsolescence are charged to cost of product sales. Also included in cost of product sales are royalty payments on commercialized products.
Additionally, cost of product sales includes profit-sharing amounts owed to collaboration partners for the sale of commercial products when Genmab is determined to be the principal in sales to end customers. The only profit-sharing amounts owed to collaboration partners that are recorded as cost of product sales relate to sales of EPKINLY in the US and Japan pursuant to the Collaboration Agreement with AbbVie.
Aside from these items, there are no other costs included within cost of product sales.
Refer to Note 5.6 in the Annual Report for detailed information regarding Genmab’s Collaboration
Agreement with AbbVie.
Research and Development Expenses
Research and development expenses primarily include salaries, benefits and other employee-related costs of Genmab’s research and development staff, license costs, manufacturing costs, preclinical costs, clinical trials, contractors and outside service fees, amortization and impairment of licenses and rights related to intangible assets, depreciation of property and equipment, and depreciation of right-of-use assets, to the extent that such costs are related to the Group’s research and development activities.
Refer to Note 3.1 for a more detailed description on the treatment of Genmab’s research and development expenses.
Selling, General and Administrative Expenses
Selling, general and administrative expenses relate to the management and administration of Genmab, including commercialization activities. This primarily includes salaries, benefits and other employee costs related to management and support functions including human resources, information technology and the finance departments. In addition, depreciation of property and equipment and depreciation of right-of-use assets, to the extent such expenses are related to administrative functions, are also included. Selling, general and administrative expenses are recognized in the Consolidated Statements of Comprehensive
Income in the period to which they relate.
Acquisition and Integration Related Charges
Acquisition and integration related charges for the acquisitions of Merus N.V. ("Merus") and ProfoundBio which occurred during the fourth quarter of 2025 and second quarter of 2024, respectively.
Refer to Note 5.5 for more information regarding Genmab’s Acquisition and Integration costs related to the acquisition of Merus and ProfoundBio.
Government Grants
Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and that Genmab will comply with all attaching conditions. When the grant relates to an expense item, it is recognized as a reduction of that expense on a systematic basis over the periods that the costs for which it is intended to compensate are incurred. Where the grant relates to an asset, the fair value is credited to a contract liability account and is released to the statement of comprehensive income as other operating income over the expected useful life of the relevant asset by equal annual installments.
Statements of Cash Flows
The cash flow statement is presented using the indirect method with basis in the net profit before tax.
Cash flows from operating activities are stated as the net profit before tax adjusted for financial income and expense, non-cash operating items including depreciation, amortization, impairment losses, share-based compensation expenses, and for changes in operating assets and liabilities, interest paid and received, interest elements of lease payments and corporate taxes paid or received. Operating assets and liabilities are mainly comprised of changes in receivables, inventories and other payables excluding the items included in cash and cash equivalents. Changes in non-current assets and liabilities are included in operating assets and liabilities, if related to the main revenue-producing activities of Genmab.
Cash flows from investing activities consist of acquisitions of businesses, net of cash acquired, purchases and sales of marketable securities and other investments, as well as purchases of intangible assets and property and equipment.
Cash flows from financing activities relate to the purchase of treasury shares, exercise of warrants, payments of withholding taxes on behalf of employees on net settled RSUs and repayments of borrowings including installments on loans, notes and lease liabilities.
Cash and cash equivalents are comprised of cash, bank deposits, and marketable securities with a maturity of less than 90 days on the date of acquisition.
The statements of cash flows cannot be derived solely from the consolidated financial statements.
Treasury Shares
The total amount paid to acquire treasury shares including directly attributable costs and the proceeds from the sale of treasury shares is recognized in retained earnings.
Collaborations, License Agreements and Collaborative Agreements
Collaborations and License Agreements
Genmab continues to pursue the establishment of research collaborations and licensing agreements.
These arrangements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.
In regard to Genmab’s license agreements with J&J, Novartis and Roche, each of these parties retain final decision-making authority over the relevant activities and as such no joint control exists.
Refer to Note 2.1 for additional information related to revenue from these parties.
Collaborative Agreements
Genmab has entered into a number of joint collaborative agreements. These agreements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.
These agreements also provide Genmab with varying rights to develop, produce and market products together with its collaborative partners. Both parties in these arrangements share in the decision-making and therefore have joint control of the arrangement. In 2025, Genmab’s more significant collaboration agreements are with AbbVie (epcoritamab) and Pfizer (tisotumab vedotin).
Refer to Note 2.1 for additional information related to revenue from our joint collaborative agreements.
Refer to Note 5.6 for detailed information regarding Genmab’s significant Research Collaborations,
License Agreements and Collaborative Agreements.
1.2 - New Accounting Policies and Disclosures
New Accounting Policies and Disclosures For 2025
Genmab has, with effect from January 1, 2025, implemented the following amendment:
•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability
The implementation of this amendment did not have a material impact on the consolidated financial statements for the current or prior reporting periods and is not expected to have a significant impact in future reporting periods.
New Accounting Policies and Disclosures Effective in 2026 or Later
Furthermore, as it relates to new or amended accounting standards and interpretations (IFRSs) not yet effective, but issued by the IASB, Management does not anticipate any significant impact on the
Consolidated Financial Statements in the period of initial application from the adoption of these new standards and amendments, apart from IFRS 18 ‘Presentation and Disclosure in Financial
Statements’ which replaces IAS 1 effective from 1 January 2027. Management is assessing the impact of the standard on its financial statements, and the impact has not yet been determined.
IFRS 18 introduces the following :
•Changes the presentation of the financial statements, requiring items of income and expense to be classified into five categories: operating, investing, finance, income taxes and discontinued operations along with two new mandatory sub-totals, operating profit or loss and profit or loss before financing and income taxes.
•Requires companies to disclose definitions of company-specific management-defined performance measures (MPMs) that are related to the statement of income and provide reconciliations between the
MPMs and the most similar specified subtotals within the statement of income in a single note.
•Provides enhanced guidance on the principles of how items should be aggregated or disaggregated based on shared characteristics. The changes are expected to provide more detailed and useful information to investors and impacts all primary financial statements and notes.
1.3 - Management’s Judgements and Estimates under IFRS
In preparing financial statements under IFRS, certain provisions in the standards require Management’s judgements, including various accounting estimates and assumptions. These judgements and estimates affect the application of accounting policies, as well as reported amounts within the consolidated financial statements and disclosures.
Determining the carrying amount of certain assets and liabilities requires judgements, estimates and assumptions concerning future events that are based on historical experience and other factors, which by their very nature are associated with uncertainty and unpredictability.
Accounting estimates are based on historical experience and various other factors relative to the circumstances in which they are applied. Estimates are generally made based on information available at the time.
Accounting judgements are made in the process of applying accounting policies. These judgements are typically made based on the guidance and information available at the time of application.
These estimates and judgements may prove incomplete or incorrect, and unexpected events or circumstances may arise. Genmab is also subject to risks and uncertainties which may lead actual results to differ from these estimates, both positively and negatively. Specific risks for Genmab are discussed in the relevant section of this Annual Report and in the notes to the consolidated financial statements.

Accounting policy	Key accounting estimates and judgements	Note reference	Risk
Fair value and impairment assessment of other intangible assets and goodwill
Estimation of the fair value of other intangible assets acquired through acquisitions
Subsequent assessment of impairment of other intangible assets
Estimation regarding the valuation of goodwill and assessment of impairment of goodwill
		Notes 3.1 and 5.5	High
Revenue recognition
Judgement in assessing whether a collaboration
partner is a customer
Estimation of partner net sales amounts in the
calculation of royalties
Estimation of variable consideration
Judgement in assessing the nature of combined performance
obligations within contracts
		Note 2.1	High
Share-based compensation	Judgement in selecting assumptions required for valuation of warrant grants Estimation in developing forfeiture rate RSUs/warrants and probability of achievement for PSUs	Note 4.6	Moderate
Current and deferred income taxes	Judgement and estimation regarding valuation of deferred income tax assets	Note 2.4	Moderate
1.4 - Reclassifications of Prior Period Financial Statements
In order to conform to the current period gross presentation for 2025, a reclassification of net, $100 million gain and $63 million loss have been made to the gross amounts presented for 2024 and 2023, to move foreign exchange rate gains and losses related to marketable securities from gains and losses on foreign exchange rates to gains and losses on marketable securities. These reclassifications have no impact on the net amounts of financial items as presented in Note 4.5 - Financial Income and Expenses.

	December 31, 2024	Reclass	December 31, 2024
Financial income:
Gain on marketable securities	53	184	237
Foreign exchange rate gain	431	(173)	258
Gain on other investments, net	21	(15)	6
Total financial income	505	(4)	501

Financial expenses:
Loss on marketable securities	(23)	(84)	(107)
Foreign exchange rate loss	(239)	73	(166)
Loss on other investments, net	(15)	15	—
Total financial expenses	(277)	4	(273)
Net financial items	228	—	228

	December 31, 2023	Reclass	December 31, 2023
Financial income:
Gain on marketable securities	72	85	157
Foreign exchange rate gain	57	(57)	—
Gain on other investments, net	10	(10)	—
Total financial income	139	18	157

Financial expenses:
Loss on marketable securities	(26)	(148)	(174)
Foreign exchange rate loss	(186)	120	(66)
Loss on other investments, net	(14)	10	(4)
Total financial expenses	(226)	(18)	(244)
Net financial items	(87)	—	(87)
Refer to Note 4.5 for additional information relating to financial income and expenses of the Group.